Dreyfus Growth Allocation Fund (Prospectus Summary) | Dreyfus Growth Allocation Fund
Fund Summary
Investment Objective
The fund seeks long-term capital appreciation with some consideration for current income.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Dreyfus Growth Allocation Fund
Management fees		none
Other expenses (including shareholder services fees)		1.26%
Underlying funds fees		0.84%
Total annual fund and underlying funds operating expenses		2.10%
Fee waiver and/or expense reimbursement		(0.60%)
Total annual fund and underlying funds operating expenses (after fee waiver and/or expense reimbursement)	[1]	1.50%
[1]	The Dreyfus Corporation has contractually agreed, until January 1, 2013, to assume the expenses of the fund so that the total annual fund and underlying funds operating expenses(excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.50%.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five-,

and ten-years examples are based on net operating expenses, which reflect the expense waiver/reimbursement by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Dreyfus Growth Allocation Fund	153	600	1,074	2,384

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

During the most recent fiscal year, the fund's portfolio turnover rate was

21.83% of the average value of its portfolio.

Principal Investment Strategy
To pursue its goal, the fund normally allocates its net assets among other mutual funds advised by The Dreyfus Corporation or its affiliates, referred to as underlying funds, that invest in a wide range of equity and fixed income securities. The fund normally allocates 80% of its assets to the equity asset class and 20% of its assets to the fixed income asset class by investing in underlying funds that invest primarily in equity and fixed income securities,

respectively. The fund may invest in underlying funds that invest in U.S.

large-, mid- and small-cap equity securities, international equity securities,

emerging markets equity securities and global equity securities, which comprise the equity asset category. The fund also may invest in underlying funds that invest in U.S. and international fixed income securities, which comprise the fixed income asset category.

Although an investor may achieve the same level of diversification by investing directly in a variety of Dreyfus-managed funds, the fund provides investors with a means to simplify their investment decisions by investing in a single diversified portfolio. The fund is designed for investors with high risk tolerances.

The underlying funds are selected by the Dreyfus Investment Committee based on their investment objectives and management policies, portfolio holdings,

risk/reward profiles, historical performance, and other factors, including the correlation and covariance among the underlying funds. The underlying funds in which the fund may invest, as of the date of this Prospectus, are as follows:

Equity Investments

U.S. Large-Cap                              International

Dreyfus Appreciation Fund, Inc.             Dreyfus/Newton International Equity

                                            Fund

Dreyfus Research Growth Fund                Dreyfus International Equity Fund

Dreyfus Strategic Value Fund                Dreyfus International Value Fund

Dreyfus/The Boston Company Large Cap Core   International Stock Fund

Fund

Dreyfus U.S. Equity Fund                    Dreyfus International Stock Index

                                            Fund

Dreyfus BASIC S&P 500 Stock Index Fund      Emerging Markets

U.S. Mid-/Small-Cap                         Dreyfus Emerging Markets Fund

Dreyfus Select Managers Small Cap Value     Global

Fund

Dreyfus Opportunistic Midcap Value Fund     Dreyfus Global Absolute Return Fund

Dreyfus MidCap Core Fund                    Dreyfus Global Real Estate Securities

                                            Fund

Dreyfus/The Boston Company Small/Mid Cap

Growth Fund

Dreyfus Smallcap Stock Index Fund

Dreyfus Midcap Index Fund, Inc.

Fixed Income Investments

U.S. Fixed Income                           International Fixed Income

Dreyfus Total Return Advantage Fund         Dreyfus Emerging Markets Debt Local

                                            Currency Fund

Dreyfus Short-Intermediate Government Fund  Dreyfus International Bond Fund

Dreyfus GNMA Fund

Dreyfus Opportunistic Fixed Income Fund

Dreyfus High Yield Fund

Dreyfus Bond Market Index Fund

Dreyfus Inflation Adjusted Securities Fund

Dreyfus U.S. Treasury Intermediate Term

Fund

Dreyfus U.S. Treasury Long Term Fund

Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes drmatically, which means you could lose money.

An investment in the fund is subject to the following principal risks:

o Allocation risk. The ability of the fund to achieve its investment goal depends, in part, on the ability of the Dreyfus Investment Committee to allocate effectively the fund's assets among the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund's investment goal. The underlying funds may not achieve their investment objectives, and their performance may be lower than that of the overall performance of the asset class the underlying funds were selected to represent.

The fund typically invests in a number of different underlying funds; however,

to the extent the fund invests a significant portion of its assets in a single underlying fund, the fund will be more sensitive to the risks associated with that underlying fund and any investments in which that underlying fund concentrates.

o Conflicts of interest risk. The fund's investment adviser, The Dreyfus

Corporation, or its affiliates may serve as investment adviser to the underlying funds. The interests of the fund on the one hand, and those of an underlying fund on the other, will not always be the same. Therefore, conflicts may arise as the investment adviser fulfills its fiduciary duty to the fund and the underlying funds. In addition, the Dreyfus Investment Committee recommends asset allocations among the underlying funds, each of which pays advisory fees at different rates to The Dreyfus Corporation or its affiliates. These situations are considered by the fund's board when it reviews the asset allocations for the fund.

o Correlation risk. Although the prices of equity securities and fixed income securities often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities can also fall in tandem. Because the fund invests in equity securities and fixed income securities, it is subject to correlation risk.

The fund is subject to the same principal risks as the underlying funds in which it invests, which are summarized below. For more information regarding these risks and other risks of the underlying funds, see the prospectus for the specific underlying fund.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles,

with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Large cap stock risk. To the extent the fund invests in large capitalization stocks, the fund may underperform funds that invest primarily in the stocks of lower quality, smaller capitalization companies during periods when the stocks of such companies are in favor.

o Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies,

which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

o Foreign investment risk. Investments in foreign securities carry additional risks, including exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

These risks are heightened for investments in emerging markets.

o Interest rate risk. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the fund's share price. The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations. High yield ("junk") bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

o Market sector risk. The fund may significantly overweight or underweight certain companies industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies industries or sectors.

o Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall.

Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance.

The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at

www.dreyfus.com.

The bar chart shows changes in the performance of the fund's shares from year to year.

Year-by-Year Total Returns as of 12/31 each year (%)

Best Quarter

Q3, 2010: 10.60%

Worst Quarter

Q2, 2010: -7.78%

The fund's year-to-date total return as of 9/30/11 was -9.72%.

After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns (as of 12/31/10)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Dreyfus Growth Allocation Fund	Fund returns before taxes	13.95%	15.32%	Oct. 01, 2009
Dreyfus Growth Allocation Fund After Taxes on Distributions	Fund returns after taxes on distributions	13.68%	14.96%	Oct. 01, 2009
Dreyfus Growth Allocation Fund After Taxes on Distributions and Sales	Fund returns after taxes on distributions and sale of fund shares	9.28%	12.97%	Oct. 01, 2009
Dreyfus Growth Allocation Fund Standard & Poor's 500 Composite Stock Price Index	Standard & Poor's 500 Composite Stock Price Index reflects no deduction for fees, expenses or taxes	15.08%	17.27%	Oct. 01, 2009
Dreyfus Growth Allocation Fund Customized Blended Index	Customized Blended Index reflects no deduction for fees, expenses or taxes	13.80%	15.07%	Oct. 01, 2009